Debt (Details) (USD $)	12 Months Ended		126 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended					0 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Apr. 02, 2013 Senior Secured 2012 Convertible Notes [Member]	Oct. 02, 2012 Senior Secured 2012 Convertible Notes [Member]	Dec. 31, 2013 Senior Secured 2012 Convertible Notes [Member]	Dec. 31, 2012 Senior Secured 2012 Convertible Notes [Member]	Oct. 02, 2012 Senior Secured 2012 Convertible Notes [Member] Warrants issued for five years [Member]	Oct. 02, 2012 Senior Secured 2012 Convertible Notes [Member] Warrants issued for ten years [Member]	Dec. 31, 2013 Senior Secured 2012 Convertible Notes [Member] Call Option [Member]	Dec. 31, 2013 Embedded derivative liability-2012 Notes [Member]	Dec. 31, 2012 Embedded derivative liability-2012 Notes [Member]	Jun. 28, 2013 Senior Secured 2013 Convertible Notes [Member]	Dec. 31, 2013 Senior Secured 2013 Convertible Notes [Member]	Dec. 31, 2012 Senior Secured 2013 Convertible Notes [Member]	Dec. 31, 2013 Embedded derivative liability-2013 Notes [Member]	Dec. 31, 2012 Embedded derivative liability-2013 Notes [Member]	Dec. 31, 2013 Working Capital Note [Member]	Dec. 31, 2012 Working Capital Note [Member]	Dec. 31, 2011 Working Capital Note [Member]	Dec. 31, 2013 Working Capital Note [Member] Warrants issued for five years [Member]	Dec. 31, 2013 Working Capital Note [Member] Warrants issued for ten years [Member]	Dec. 31, 2013 Senior Secured 2012 And 2013 Convertible Notes [Member]	Jan. 02, 2014 Senior Secured 2012 And 2013 Convertible Notes [Member] Subsequent Event [Member]	Dec. 31, 2013 Senior Secured 2012 And 2013 Convertible Notes And Working Capital Note [Member]	Dec. 31, 2013 Senior Secured 2012 Convertible Notes And Working Capital Note [Member]
Debt Instrument [Line Items]
Convertible notes to purchase common stock (in shares)					1,118,722								26,921,741
Exercise period of convertible notes					2 years								5 years
Warrants to purchase common stock (in shares)	481,301,961	80,250,702	481,301,961	60,973,081		136,663,804		16,672,145	33,344,293				53,843,479	192,165,525							569,392	1,138,785
Exercise period of warrants								5 years	10 years				10 years								5 years	10 years
Exercise price of warrants (in dollars per share)				$ 0.65	$ 0.75	$ 0.29							$ 0.69	$ 0.29
Conversion price (in dollars per share)				$ 0.65		$ 0.29							$ 0.69	$ 0.29
Debt instrument, maturity date					Oct. 02, 2015								Jun. 30, 2016					May 01, 2014
Debt interest rate (in hundredths)					10.00%								10.00%					13.00%		11.75%
Number of trading days considered for volume weighted average price of stock														20 days
Maximum value of securities that may be called by right holders										$ 20,000,000
Issuance of common stock for payment of interest (in shares)				290,935																			2,575,631	2,680,400
Share price (in dollars per share)	$ 0.02	$ 0.04	$ 0.02	$ 0.65																				$ 0.22
Total debt	26,952,000	11,269,000	26,952,000			14,634,000	15,005,000				101,000	276,000		18,576,000	0	125,000	0	1,382,000	3,660,000	5,000,000
Repayment of debt	2,279,000	1,466,000	35,013,000															4,500,000
Monthly interest payments																		40,000
Monthly interest and principal payments																		400,000
Interest expense	7,622,000	2,957,000	25,468,000																				2,000,000	900,000	2,800,000
Amortization of deferred financing costs																										3,300,000
Debt issuance costs														1,500,000
Issuance of common stock to convertible noteholders (in shares)						1,226,902
Debt conversion original debt amount						$ 371,000
Issuance of warrants for payment of interest (in shares)																							1,057,944	1,159,631